Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 638,904,000	$ 29,755,000	$ 3,469,000
Prepaid expenses	5,138,000	914,000	187,000
Marketable securities available-for-sale, at fair value	185,809,000	185,997,000	112,893,000
Investments to be held to maturity, at cost			2,508,000
Interest receivable on marketable securities	1,015,000	1,092,000	828,000
Deferred financing costs	0	2,925,000
Total Current Assets	830,866,000	220,683,000	119,885,000
Property and equipment, net	772,000	688,000	646,000
Other assets:
Lease security deposit	421,000	421,000	421,000
Total Assets	832,059,000	221,792,000	120,952,000
Current liabilities
Accounts payable and accrued expenses	6,003,000	2,171,000	2,030,000
Accrued expenses	3,984,000	4,380,000	1,163,000
Deferred rent			11,000
Total current liabilities	9,987,000	6,551,000	3,204,000
Deferred rent - non current	167,000	157,000
Warrant liability	15,561,000
Total Liabilities	25,715,000	6,708,000	3,204,000
Redeemable Series A convertible preferred stock, $0.0001 par value per share; 360,500,000 shares authorized; 347,423,117 and 184,501,999 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively (liquidation preference of $268 million as of December 31, 2020)		267,521,000	141,864,000
Stockholders' Equity
Class A common stock, $0.0001 par value; 500,000,000 shares authorized; 1,141,951 shares issued and outstanding (excluding 13,720,549 shares subject to possible redemption)	901,720,000	21,961,000	9,759,000
Accumulated deficit	(96,357,000)	(75,955,000)	(34,296,000)
Accumulated other comprehensive income	981,000	1,557,000	421,000
Total Stockholders' Equity	806,344,000	(52,437,000)	(24,116,000)
Total Liabilities and Stockholders' Equity	$ 832,059,000	221,792,000	$ 120,952,000
Panacea Acquisition Corp
Current assets
Cash		908,111
Prepaid expenses		339,089
Total Current Assets		1,247,200
Investments held in trust account		143,757,011
Other assets:
Total Assets		145,004,211
Current liabilities
Accounts payable and accrued expenses		2,699,715
Accrued offering costs		99,000
Total current liabilities		2,798,715
Warrant liability		15,942,709
FPA liability		6,966,666
Total Liabilities		25,708,090
Commitments and contingencies
Class A common stock subject to possible redemption, 13,720,549 shares at $10.00 per share redemption value		114,296,115
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding		0
Class A common stock, $0.0001 par value; 500,000,000 shares authorized; 1,141,951 shares issued and outstanding (excluding 13,720,549 shares subject to possible redemption)		343
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 shares issued and outstanding		359
Additional paid-in capital		23,218,702
Accumulated deficit		(18,219,398)
Total Stockholders' Equity		5,000,006
Total Liabilities and Stockholders' Equity		$ 145,004,211